SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Operating Segment Information
The following data present the revenues, expenditures, assets and other operating data of the Company's operating segments:

	Year ended December 31, 2018
	Products	Projects	Video and Cyber security	Eliminations	Total

Revenues	$27,626	$57,072	$9,461	$(1,557)	$92,602

Depreciation, amortization and impairment of goodwill	$586	$879	$1,759	$-	$3,224

Operating income (loss), before financial expenses and taxes on income	$2,863	$2,782	$(1,298)	$(592)	$3,755
Financial income, net					1,361
Taxes on income					(2,072)

Net income					$3,044

	Year ended December 31, 2017
	Products	Projects	Video and Cyber security	Eliminations	Total

Revenues	$22,301	$34,742	$8,350	$(1,101)	$64,292

Depreciation and amortization	$614	$498	$764	$-	$1,876

Operating income (loss), before financial expenses and taxes on income	$242	$1,762	$(2,830)	$(418)	$(1,244)
Financial expenses, net					(3,961)
Taxes on income					(1,695)

Net loss					$(6,900)

	Year ended December 31, 2016
	Products	Projects	Video and Cyber security	Eliminations	Total

Revenues	$32,372	$31,823	$5,626	$(1,996)	$67,825

Depreciation and amortization	$632	$512	$596	$-	$1,740

Operating income (loss), before financial expenses and taxes on income	$5,799	$(163)	$(3,383)	$(758)	$1,495
Financial expenses, net					(591)
Tax benefits, net					122

Net income					$1,026

	Year ended December 31, 2018
	Products	Projects	Video and Cyber security	Total

Total long-lived assets	$5,847	$4,267	$10,998	$21,112

	Year ended December 31, 2017
	Products	Projects	Video and Cyber security	Total

Total long-lived assets	$6,374	$3,460	$12,879	$22,713

Schedule of Major Customer Data
	Year ended December 31,
	2018	2017	2016

Customer A	25.3%	14.6%	11.9%
Customer B	10.9%	10.2%	8.6%

Schedule of Revenues and Long-Lived Assets Within Geographic Areas
1.          Revenues:

	Year ended December 31,
	2018	2017	2016

Israel	$13,577	$9,599	$8,727
Europe	14,021	11,232	8,330
North America	24,324	15,547	23,467
South and Latin America	25,471	13,152	10,364
Africa	7,126	9,370	7,585
Others	8,083	5,392	9,352

	$92,602	$64,292	$67,825

2.          Long-lived assets:

	December 31,
	2018	2017

Israel	$3,720	$3,996
Europe	970	1,030
USA	2,377	2,612
Canada	13,337	14,404
Others	708	671

	$21,112	$22,713